UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 ☒     Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025.

Date of Report (Date of earliest event reported): February 13, 2026
Commission File Number of securitizer: N/A
Central Index Key Number of securitizer: 0001843846

Anton Feingold - (212) 750-7300
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii):  ☒
☐    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).
Central Index Key Number of depositor: ___________

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): ___________
Central Index Key Number of underwriter (if applicable): ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT
PART I: REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2), AREEIF Lender LLC has indicated by check mark that there is no activity for the annual period.
Item 1.03 Notice of Termination of Duty to File Reports Under Rule 15Ga - 1
The date of the last payment on the last asset-backed security outstanding that was issued by the securitizer, or by an affiliate of the securitizer, was July 18, 2025.
Explanatory Note:
We have provided all the information required by Rule 15Ga-1 and this Form ABS-15G that can be acquired without unreasonable effort or expense by, among other things, (i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which we are a securitizer (“Covered Transactions”), (ii) reviewing our records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets, and (iii) identifying each trustee and servicer for the Covered Transactions.
PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
N/A

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 13, 2026	AREEIF LENDER LLC (Securitizer) By: /s/ Anton Feingold Name: Anton Feingold Title: Vice President and Secretary